Notes Payable and Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Payable and Convertible Notes Payable [Abstract]
Notes Payable and Convertible Notes Payable

Note 3 – Notes Payable and Convertible Notes Payable

Notes Payable - Net

Notes payable are summarized as follows:

	Maturity	Interest		September 30,	December 31,
Issue Date	Date	Rate	Collateral	2024	2023
June 2012(1)(3)	April 2025	8%	Unsecured	$6,240	$6,240
May 2014(1)(3)	April 2025	8%	Unsecured	3,456	3,456
June 2016(1)(3)	April 2025	8%	Unsecured	38,216	38,216
January 2017(1)(3)	April 2025	8%	Unsecured	7,344	7,344
November 2020(1)(3)	April 2025	12%	Unsecured	46,480	46,480
March 2021(1)(3)	April 2025	8%	Unsecured	5,400	5,400
November 2021(1),(2)	April 2025	0%	Unsecured	250,000	250,000
February 2022(1),(2)	April 2025	0%	Unsecured	150,000	150,000
August 2023(1),(2)	April 2025	8%	Unsecured	122,873	122,873
January 2023 (1) (2)	April 2025	0%	Unsecured	100,000	100,000
October 2022 (1) (2)	April 2025	0%	Unsecured	440,000	440,000
November 2022 (1) (2)	April 2025	0%	Unsecured	100,000	100,000
			Notes payable	$1,270,009	$1,270,009

(1)	In November 2023, the convertible notes were amended to remove the conversion features and the Company reclassified $640,000 from convertible notes to notes payable
(2)	In October 2024, the Company entered into agreements with 6 noteholders, extending the maturity on their notes to April 1, 2025. In consideration thereof, each noteholder will, upon a successful uplisting to a senior exchange, be repaid their original purchase price and the OID discount and any accrued interest will be converted to Common Stock at a price of $0.10/share.
(3)	In October 2024, the Company entered into agreements with 6 noteholders, extending the maturity on their notes to April 1, 2025. In consideration thereof, each noteholder will, upon a successful uplisting to a senior exchange, be repaid 50% of their original principal and the balance of the any accrued interest will be converted to Common Stock at a price of $0.10/share.

Convertible Notes Payable - Net

The Company had the following activity related to its convertible notes payable:

Balance - December 31, 2023	$100,000
Proceeds (face amount of note)	534,000
Guaranteed interest recorded to convertible note payable	5,000
Original issue debt discount	(10,000)
Guaranteed interest – debt discount	(5,000)
Repayments including guaranteed interest	(55,000)
Amortization of debt discount	15,000
Balance - September 30, 2024	$584,000

Convertible Notes Payable are summarized as follows:

	Maturity	Interest		September 30,	December 31,
Issue Date	Date	Rate	Collateral	2024	2023
October 2023(1)	April, 2025	8%	Unsecured	$100,000	100,000
March 2024	March 2025	8%	Unsecured	150,000	-
March 2024	March 2025	8%	Unsecured	50,000	-
March 2024	March 2025	8%	Unsecured	50,000	-
April 2024	April 2025	8%	Unsecured	10,000	-
April 2024	April 2025	8%	Unsecured	20,000	-
May 2024	May 2025	8%	Unsecured	10,000	-
May 2024	May 2025	8%	Unsecured	100,000	-
July 2024	July 2025	8%	Unsecured	5,000	-
July 2024	July 2025	8%	Unsecured	15,000	-
July 2024	July 2025	8%	Unsecured	10,000	-
July 2024	July 2025	8%	Unsecured	4,000	-
July 2024	July 2025	8%	Unsecured	50,000	-
August 2024	August 2025	8%	Unsecured	10,000	-
				$584,000	$100,000
			Convertible notes payable	584,000	$100,000

Notes Issued in 2024

In February, 2024, the Company entered into a securities purchase agreement (the “SPA”), pursuant to which the Company agreed to issue to the Investor a Promissory Note (the “Note”), dated February 12, 2024, in the principal amount of $50,000. The Note was funded by the Investor on February 15, 2024, with the Company receiving funding of $40,000, net of OID of $15,000, including guaranteed interest of 10% per calendar year, or $5,000. The Note matures on May 12, 2024. In July, 2024 the Company extended the maturity on the note to October 1, 2024. In consideration thereof, the noteholder received a warrant to purchase 2 shares of the Company’s Common Stock for each $1 of indebtedness they held, at an exercise price of $0.30 per share and an expiration date of July 16, 2026. The shares underlying each warrant are to be included in the Company’s next-filed registration statement with the Securities and Exchange Commission on Form S-1. Only upon an event of default that shall not have been cured, the Note is convertible into shares of the Company’s Common Stock at any time at a conversion price equal to the lowest traded price of the Common Stock during the thirty (30) business days prior to the relevant notice of conversion; provided, however, that the Investor may not convert the Note to the extent that such conversion would result in the investor’s beneficial ownership of the Company’s Common Stock being in excess of 9.99% of the Company’s then-issued and outstanding Common Stock. The Note was repaid on May 9, 2024.

Between March 2024 and August, 2024, the Company entered into securities purchase agreements (the “SPAs”) with 13 individuals, pursuant to which the Company agreed to issue to the Investors Promissory Notes (the “Notes”), in the aggregate principal amount of $484,000 with an interest rate of 8% per annum. The Notes mature twelve (12) months from the dates of issue. The principal amounts of the notes together with any accrued interest are convertible into common shares at any time prior or at maturity at a price of $0.10 per common share. The Notes, together with any accrued interest, shall automatically convert into common shares at a price of $0.10 per share upon the successful uplisting of the Company’s Common Stock onto the NASDAQ, CBOE or NYSE American stock exchanges.

Inducements

In March 2024, the Company recorded 2,080,000 shares of Common Stock issuable as inducements to 7 individuals for the extension of 7 promissory notes to July 1, 2024, which shares were valued at $0.25 per share. All shares were issued in April 2024. The Company recognized the extensions as debt extinguishment and recorded $520,000 as inducement expense.

In July 2024, the Company entered into agreements with 16 noteholders, extending the maturity on their notes to October 1, 2024. In consideration thereof, each noteholder received a warrant to purchase 2 shares of the Company’s Common Stock for each $1 of indebtedness they held, for an aggregate of 16 warrants exercisable into 2,541,276 shares of Common Stock, at an exercise price of $0.30 per share and an expiration date of July 16, 2026. The Company recorded $377,774 as inducement expense. In October, 2024, the Notes were further extended to April, 2025.

Interest expense

During the nine months ended September 30, 2024 and 2023, the Company recorded interest expense for notes payable and convertible notes of $38,612 and $9,175, respectively.

Note 3 – Notes Payable and Convertible Notes Payable

Notes Payable - Net

The Company had the following activity related to its notes payable:

Balance —December 31, 2021	$135,955
Proceeds (face amount of note)	150,000
Original issue debt discount	(75,000)
Amortization of debt discount	296,181
Balance —December 31, 2022	$507,136
Proceeds (face amount of note)	122,873
Reclassifications	640,000
Balance —December 31, 2023	$1,270,009

Notes payable are summarized as follows:

Issue Date	Maturity Date	Interest Rate	Collateral	2023	2022
June 2012	July 2024	8%	Unsecured	$6,240	$6,240
May 2014	July 2024	8%	Unsecured	3,456	3,456
June 2016	July 2024	8%	Unsecured	38,216	38,216
January 2017	July 2024	8%	Unsecured	7,344	7,344
November 2020	July 2024	12%	Unsecured	46,480	46,480
March 2021	July 2024	8%	Unsecured	5,400	5,400
November 2021	July 2024	0%	Unsecured	250,000	250,000
February 2023	July 2024	0%	Unsecured	150,000	150,000
August 2023	August 2024	8%	Unsecured	122,873	—
January 2023	July 2024	0%	Unsecured	100,000	—
October 2022(1)	July 2024	0%	Unsecured	440,000	—
November 2022(1)	July 2024	0%	Unsecured	100,000	—
				$1,270,009	$507,136

(1)	In November 2023, the convertible notes were amended to remove the conversion features and the Company reclassified $540,000 from convertible notes to notes payable.

Note Payable

Modification of Notes Payable

The notes listed above at December 31, 2022 totaling $507,136 (excludes note for $122,873 due August 2024 and $100,000 due October 2024) were originally due at various dates in 2023. In 2023, the Company extended the maturity dates of these notes listed above to January 2024 or April 2024.

The Company evaluated the modification of terms under ASC 470-50, “Debt - Modification and Extinguishment”, and concluded that the extension of the maturity dates did not result in significant and consequential changes to the economic substance of the debt totaling $107,136 (due January 2024), and thus resulted in a modification of the debt and not an extinguishment of the debt. Accordingly, no gain or loss on debt extinguishment was recorded.

Specifically, on the date of modification, the Company determined that the present value of the cash flows of the modified debt instruments were less than 10% different from the present value of the remaining cash flows under the original debt instruments.

The Company evaluated the modification of terms under ASC 470-50, “Debt - Modification and Extinguishment”, and concluded that the extension of the maturity dates resulted in significant and consequential changes to the economic substance of the debt totaling $400,000 (due April 2024), and thus resulted in an extinguishment of the debt. The Company issued 400,000 shares of common stock, having a fair value of $71,600 (based upon the quoted closing price of $0.179/share) in connection with the lender agreeing to extend the loan maturity date. There were no other changes to these notes payable. Accordingly, the Company recorded an inducement expense of $71,600.

Specifically, on the date of modification, the Company determined that the present value of the cash flows of the modified debt instruments were greater than 10% different from the present value of the remaining cash flows under the original debt instruments.

See Note 5 regarding common stock issued.

Convertible Notes Payable - Net

The Company had the following activity related to its convertible notes payable:

Balance —December 31, 2021	$—
Proceeds (face amount of note)	1,307,857
Original issue debt discount	(552,857)
Debt discount —beneficial conversion feature	(75,000)
Amortization of debt discount	138,871
Conversion of notes payable to common stock	9,473
Balance —December 31, 2022	$828,344
Proceeds (face amount of note)	305,000
Reclassfiications	(640,000)
Original issue debt discount	(65,000)
Amortization of debt discount	469,514
Conversion of notes payable to common stock	(797,858)
Balance —December 31, 2023	$100,000

Convertible Notes Payable are summarized as follows:

				December 31,	December 31,
Issue Date	Maturity Date	Interest Rate	Collateral	2023	2022
October 2022	April 2024	0%	Unsecured	$—	$440,000
November 2022	November 2023	0%	Unsecured	—	200,000
December 2022	April 2024	0%	Unsecured	—	592,857
October 2023	October 2024	8%	Unsecured	100,000	—
				$100,000	$1,232,857
			Less: unamortized debt discount	—	(404,513)
			Convertible notes payable – net	100,000	$828,344

Note Issued in 2023

In January 2023, the Company issued an unsecured, one (1) year, original issue discount convertible note with a face amount of $100,000. This note contained an original issue discount of $30,000, resulting in net proceeds of $70,000.

The total debt discount of $30,000 is being amortized over the life of the convertible note and has been recorded as a component of other income (expense) – net in the accompanying consolidated statements of operations.

This note is convertible at a 20% discount to market upon the effectiveness of the Company’s Form S-1 registration statement. This convertible note contains an embedded contingent conversion feature that until the contingency is resolved (declared effectiveness of the S-1 registration statement) is not required to be accounted for in accordance with the related accounting guidance. The embedded feature in this convertible note was not accounted for at September 30, 2023 and December 31, 2022, respectively, given the probability of the S-1 not becoming effective and also due to the expected inability to acquire sufficient funds from an effective S-1 to repay the note holder, as determined by the Company.

On November 8, 2023, the Company’s S-1 registration statement was declared effective. However, the lender has waived their right to the discount to market feature. As a result, both at September 30, 2023 and November 8, 2023, the Company was not required to account for the discount to market feature as a derivative liability.

In October and November 2023, the Company issued unsecured, one (1) month, original issue discount convertible notes with a total of face amount of $105,000. These notes contained an original issue discount of $35,000, resulting in net proceeds of $70,000. The convertible note was fully converted into 954,638 shares of common stock in November and December 2023. The notes were also issued with 62,000 bonus shares having a fair value of $11,098 ($0.179/share), based upon the closing price. These shares are considered an inducement expense. See Note 5 regarding common stock issued.

These notes are payable in cash or convertible at $0.11 per share, at the sole option of the Company.

In October 2023, the Company executed a one-year (1) note payable for $100,000. The note bears interest at 8% and is unsecured. The note was also issued with 1,000,000 shares of common stock having a fair value of $179,000 ($0.179/share), based upon the quoted closing price. These shares are considered and inducement expense. See Note 5 regarding common stock issued.

See below for discussion of inducement expense.

Notes Issued in 2022

During 2022, the Company issued a convertible note payable for $150,000. In connection with the issuance of this note, the Company recorded an original discount of $75,000. Additionally, due to the fixed rate embedded conversion feature, the Company also recorded a beneficial conversion feature of $75,000, resulting in an increase to additional paid in capital. The Company received $75,000 in net proceeds.

The total debt discount of $150,000 is being amortized over the life of the convertible note and has been recorded as a component of other income (expense) – net in the accompanying consolidated statements of operations.

The remaining convertible notes issued in 2022 totaling $1,232,857 contained original issue discounts totaling $477,857, resulting in net proceeds of $755,000. These original issue discounts are being amortized over the life of the notes and have been recorded as a component of other income (expense) – net in the accompanying consolidated statements of operations.

Each of these convertible notes aggregating $1,232,857 are convertible at a 20% discount to market upon the effectiveness of the Company’s Form S-1 registration statement. These convertible notes each contain an embedded contingent conversion feature that until the contingency is resolved (declared effectiveness of the S1 registration statement) is not required to be accounted for in accordance with the related accounting guidance. The embedded feature in these convertible notes was not accounted for at December 31, 2022.

For the years ended December 31, 2023 and 2022, the Company recorded amortization of debt discount of $469,514 and $435,052, respectively.

Modification and Extinguishment of Convertible Notes Payable (Year Ended December 31, 2023 and 2022)

Year Ended December 31, 2023

Maturity Date, Note Modifications in 2023 and 2022 and Inducement Expense

Prior to the modification, the convertible notes payable matured on various dates ranging from 2020 and prior through 2022. In connection with the 2022 modification, maturity dates ranged from April 2023 to May 2023.

In May 2023, all of the notes listed above ($440,000) were extended to January 2024.

The Company evaluated the modification of terms under ASC 470-50, “Debt - Modification and Extinguishment”, and concluded that the extension of the maturity date did not result in significant and consequential changes to the economic substance of the debt and thus resulted in a modification of the debt and not extinguishment of the debt. Accordingly, no gain or loss on debt extinguishment was recorded.

Specifically, on the date of modification, the Company determined that the present value of the cash flows of the modified debt instrument was less than 10% different from the present value of the remaining cash flows under the original debt instrument.

In May 2023, the outstanding $1,232,857 in convertible notes payable balance, $692,857 of these notes were converted to 6,298,703 shares of common stock ($0.11/share) (see Note 4 and below regarding inducement).

As a result, $540,000 in convertible notes remained from this initial debt modification (October 2022 - $440,000 (now due April 2024), and December 2022 - $100,000 (now due April 2024)).

In September 2023, all of the notes listed above ($540,000) as well as the note issued in January 2023 ($100,000) were extended to April 2024 (total $640,000).

The Company evaluated the modification of terms under ASC 470-50, “Debt - Modification and Extinguishment”, and concluded that the extension of the maturity dates resulted in significant and consequential changes to the economic substance of the debt totaling $640,000 (due April 2024), and thus resulted in an extinguishment of the debt. The Company issued 640,000 shares of common stock, having a fair value of $114,560 (based upon the quoted closing price of $0.179/share) in connection with the lender agreeing to extend the loan maturity date. There were no other changes to these notes payable. Accordingly, the Company recorded an inducement expense of $114,560.

In November, 2023, the holders of all of the convertible notes listed above waived the convertibility feature of these notes. As a result, $640,000 of Convertible Notes Payable were reclassified from Convertible Notes Payable to Notes Payable.

Specifically, on the date of modification, the Company determined that the present value of the cash flows of the modified debt instruments were greater than 10% different from the present value of the remaining cash flows under the original debt instruments.

In December 2023, 6 notes totaling $107,136 were extended to July 2024.

In March 2024, all of the notes listed above, as well as the note issued in January 2023 ($100,000) were extended to July 2024 (total ($640,000).

Inducements

1st Inducement

In May 2023, the Company added a second conversion feature to certain notes aggregating $342,857. The Company, in addition to allowing conversion at a discount to market pending the effectiveness of their S1 registration statement, allowed these debt holders an option to convert their debt at a fixed rate of $0.11/share.

In adding this substantive conversion option ($0.11/share), the Company determined that an inducement had occurred. Of the $692,857 in debt converted, $342,857 was the amount of debt that received a fixed rate conversion option ($0.11/share), the remaining $350,000 in debt did not receive a fixed rate conversion option, however, was converted at an agreed upon amount of $0.11/share.

The entire $692,857 was converted into 6,298,703 shares of common stock. See Note 5.

The fair value of the Company’s common stock on the date of inducement was in excess of the value of the debt converted by $102,857 as follows during the year ended December 31, 2023:

December 31, 2023
Fair value of common stock on conversion date	$445,714
Fair value of debt subject to inducement	342,857
Inducement expense	$102,857

2nd Inducement (summary of activity from above – excludes inducement related to addition of substantive conversion option at $0.11/share)

As noted above for various notes ($400,000) and convertible notes ($640,000) which were amended in September 2023 (aggregate $1,040,000) to extend the maturity date of these notes to April 2024, the Company issued 1,040,000 shares of common stock having a fair value of $186,160, based upon the quoted closing price of $0.179/share.

The fair value of the Company’s common stock on the date of inducement was in excess of the value of the debt converted by $186,160 as follows during the year ended December 31, 2023:

December 31, 2023
Fair value of debt and common stock on extinguishment date	$1,226,160
Fair value of debt subject to inducement	1,040,000
Inducement expense	$186,160

3rd Inducement

In October 2023, the Company issued convertible notes of $105,000. As a result of conversion of notes, the Company issued extra shares and recorded it as inducement expense.

The fair value of the Company’s common stock on the date of inducement was in excess of the value of the debt converted by $105,000 as follows during the year ended December 31, 2023:

December 31, 2023
Fair value of debt and common stock on extinguishment date	$154,438
Fair value of debt subject to inducement	105,000
Inducement expense	$49,438

See Note 5 regarding common stock issued.

Year ended December 31, 2022

Elimination of Conversion Options and Balance Sheet Classification

In April and June 2022, the Company eliminated the conversion options ($0.001 - $0.01/share) associated with all of its then outstanding convertible notes payable, including certain original issue discount notes.

On the date of modification, the Company determined that the present value of the cash flows of the modified debt instruments (including accrued interest) were greater than 10% different from the present value of the remaining cash flows under the original debt instruments. Additionally, the Company determined that the elimination of the conversion options were substantive on the date of modification.

As a result, the Company recorded a gain on debt extinguishment of $44,475 as follows:

Debt —prior to modjfication	$151,611
Debt —after modification	107,136
Gain on debt extinguishment	$44,475

All classification terminology on the accompanying balance sheets for these notes was changed from convertible notes payable — net to notes payable – net for 2022, whereas the classification of convertible notes payable – net was reflected for the year ended December 31, 2021 since at that time, these notes had an effective conversion option.

All notes issued subsequent to the modifications are classified as convertible notes in the accompanying consolidated balance sheets.

Conversion of Accrued Interest Payable into Notes Payable

$9,473 of accrued interest payable on the convertible notes payable outstanding at the time of modification were added to the existing balance of various notes and carried forward as new notes.

Interest Rate

Prior to the modification, the convertible notes payable bore interest ranging from 8% to 15%. In connection with the modification, interest rates ranged from 8% to 12%.

There is no default interest rate for any notes or convertible notes issued.

Maturity Date

Prior to the modification, the convertible notes payable matured on various dates ranging from 2020 and prior through 2022. In connection with the modification, maturity dates ranged from April 2023 to May 2023.